CONSOLIDATED INCOME STATEMENTS ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥) ¥ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 1,023,670	$ 148,401	¥ 996,347	¥ 941,168
Cost of revenue	(616,136)	(89,321)	(598,285)	(586,323)
Product development expenses	(66,533)	(9,645)	(57,151)	(52,256)
Sales and marketing expenses	(245,023)	(35,521)	(144,021)	(115,141)
General and administrative expenses	(33,082)	(4,796)	(44,239)	(41,985)
Amortization and impairment of intangible assets	(5,079)	(736)	(6,336)	(21,592)
Impairment of goodwill	(9,515)	(1,380)	(6,171)	(10,521)
Other gains, net	1,848	268	761	0
Income from operations	50,150	7,270	140,905	113,350
Interest and investment income, net	87,512	12,687	20,759	(9,964)
Interest expense	(9,793)	(1,420)	(9,596)	(7,947)
Other income, net	1,518	220	3,387	6,157
Income before income tax and share of results of equity method investees	129,387	18,757	155,455	101,596
Income tax expenses	(30,045)	(4,356)	(35,445)	(22,529)
Share of results of equity method investees	2,785	404	5,966	(7,735)
Net income	102,127	14,805	125,976	71,332
Net loss attributable to noncontrolling interests	1,465	213	4,133	8,677
Net income attributable to Alibaba Group Holding Limited	103,592	15,018	130,109	80,009
(Accretion) Reversal of accretion of mezzanine equity	2,312	335	(639)	(268)
Net income attributable to ordinary shareholders	¥ 105,904	$ 15,353	¥ 129,470	¥ 79,741
Earnings per share attributable to ordinary shareholders
Basic | (per share)	¥ 5.7	$ 0.83	¥ 6.89	¥ 3.95
Diluted | (per share)	5.5	0.8	6.7	3.91
Earnings per ADS attributable to ordinary shareholders (one ADS equals eight ordinary shares)
Basic | (per share)	45.63	6.61	55.12	31.61
Diluted | (per share)	¥ 44	$ 6.38	¥ 53.59	¥ 31.24
Weighted average number of shares used in computing earnings per share (million shares)
Basic	18,568	18,568	18,791	20,182
Diluted	19,235	19,235	19,318	20,359